Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Long-term debt		$ 135,007		$ 134,846
Borrowings, interest rate basis	A portion of the floating-rate debt totaling $25,505 is subject to a fixed spread over the 6- and 12-month Euro Interbank Offered Rate (“EURIBOR”). A change of 100 basis points (1.0%) in the EURIBOR would result in a $255 change in annual interest costs. The remaining floating rate debt of $102,373 is based on a fixed spread over the three-month SOFR. A change of 100 basis points (1.0%) in the three-month SOFR would result in a $1,024 change in annual interest costs.
Portion of floating rate debt		168,328		174,629		$ 142,995
Maximum exposure to credit risk				271,547
Cash		7,830		268,409		$ 22,019
Cash and cash equivalents include restricted cash		2,170		2,461
Total Liabilities		217,276		231,921
Working capital position	$ 213,175	36,813
Current portion of long-term debt		21,894		27,267
Sangdong mine development project [member]
IfrsStatementLineItems [Line Items]
Total Liabilities		217,276
Secured debt		136,418
Unsecured convertible debentures		$ 11,596
Canadian dollar [member]
IfrsStatementLineItems [Line Items]
Long-term debt			$ 111,899,000		€ 36,300
Currencies changes in net income	4,933
Euro [member]
IfrsStatementLineItems [Line Items]
Currencies changes in net income	103
Korean won [member]
IfrsStatementLineItems [Line Items]
Long-term debt			$ 123,218
Currencies changes in net income	$ 6,161
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Long-term debt				127,878
Portion of floating rate debt				25,505
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Long-term debt				$ 46,750